Registration No. 333-63151

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ]

Pre-Effective Amendment No. __

[   ]

Post-Effective Amendment No 17

[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

Amendment No. 18

[X]

PRASAD SERIES TRUST

(Exact name of registrant as specified in charter)

8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)

Registrant’s Telephone Number: (877) 772-7231

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

[ X  ]

Immediately upon filing pursuant to paragraph (b)

[    ]

On (date) pursuant to paragraph (b)

[    ]

60 days after filing pursuant to paragraph (a)(1)

[    ]

On (date)  pursuant to paragraph (a)(1)

[    ]

75 days after filing pursuant to paragraph (a)(2)

[    ]

On date pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Beach, State of California, on the August 17, 2011

PRASAD SERIES TRUST

/S/  Rajendra Prasad_________

By:  Rajendra Prasad, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/S/  Rajendra Prasad______

Rajendra Prasad

Chairman, Treasurer

August 17, 2011

and Trustee (Principal

Executive Officer,

Financial Officer and

Accounting Officer)

/S/  Manu Hinduja________

Manu Hinduja

Trustee

August 17, 2011

/S/  Ratan Lalachandani____

Ratan Lalchandani

Trustee

August 17, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit
1. EX-101.INS	XBRL Instance Document
2. EX-101.SCH	XBRL Taxonomy Extension Schema Document
3. EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
4. EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
5. EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
6. EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase